Income Taxes (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 14. Income Taxes
We make estimates and judgments in determining our provision for income taxes for financial statement purposes. These estimates and judgments occur in the calculation of certain tax assets and liabilities that arise from differences in the timing of recognition of revenue and expense for tax and financial statement purposes.
Our provision for income taxes in interim periods is based on our estimated annual effective tax rate. We record cumulative adjustments in the quarter in which a change in the estimated annual effective rate is determined. The estimated annual effective tax rate calculation does not include the effect of discrete events that may occur during the year. The effect of these events, if any, is recorded in the quarter in which the event occurs.
The income tax benefit was $1.0 million and $0.6 million for the three months ended September 30, 2021 and 2020, respectively, and $4.2 million and $2.7 million for the nine months ended September 30, 2021 and 2020, respectively. Our effective income tax rate was 2.7% and 9.5% for the three months ended September 30, 2021 and 2020, respectively, and 5.1% and 6.6% for the nine months ended September 30, 2021 and 2020, respectively.
The difference between the effective tax rate and the statutory rate for the three and nine months ended September 30, 2021 was primarily driven by acquisition accounting, exclusion of loss companies from the quarterly tax computation, a Jordanian tax holiday, the accrual of estimated current state taxes and various other discrete items recorded in the three and nine months ended September 30, 2021.
The difference between the effective tax rate and the statutory rate for the three and nine months ended September 30, 2020 was primarily driven by acquisition accounting and the exclusion of loss companies from the quarterly tax computation.

Note 15. Income Taxes
Income taxes are recognized for the amount of taxes payable by the Company's corporate subsidiaries for the current year and for the impact of deferred tax assets and liabilities, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. As such, the Company's total provision for taxes includes income taxes on the Company's corporate subsidiaries.
Net loss before income tax benefit consisted of the following for the years ended December 31, 2020 and 2019:
	2020	2019
	in thousands
United States	$(55,664)	$(103,998)
International	(7,920)	(5,779)
Net loss before income tax benefit	$(63,584)	$(109,777)
We account for income taxes in accordance with ASC 740. ASC 740 which requires deferred tax assets and liabilities to be recognized for temporary differences between the tax basis and financial reporting basis of assets and liabilities, computed at the expected tax rates for the periods in which the assets or liabilities will be realized, as well as for the expected tax benefit of net operating loss and tax credit carryforwards. A valuation allowance was recorded against deferred tax assets that management assessed realization is not “more likely than not”. As of December 31, 2020, our undistributed earnings from non-U.S. subsidiaries are intended to be indefinitely reinvested in non-U.S. operations, and therefore no U.S. deferred taxes have been recorded.
The federal and state income tax benefit is summarized as follows for the years ended December 31, 2020 and 2019:
	2020	2019
	in thousands
Current:
Federal	$—	$—
State	369	10
Foreign	315	(61)
Total current	$684	$(61)

Deferred:
Federal	$(8,993)	$(15,065)
State	(2,104)	2,368
Change in valuation allowance - US	8,392	2,302
Change in valuation allowance - Foreign	269	(1,451)
Foreign	(1,878)	(15,971)
Total deferred	$(4,314)	$(15,971)
Income tax benefit	$(3,630)	$(16,032)
The Company’s deferred tax assets and liabilities related to temporary differences and operating loss carryforwards were as follows as of December 31, 2020 and 2019:
	2020	2019
	in thousands
Deferred tax assets:
Accounts receivable reserve	$224	$100
Net operating losses	29,230	26,207
163(j) interest limitation	11,894	12,583
Property and equipment depreciation	1,301	1,202
Tax credits	371	334
Accrued expenses	213	118
Stock compensation	840	83
Accrued payroll	2,870	7
Sales tax reserve	1,469	914
Deferred rent	2,100	1,519
Deferred revenue	362	97
Unrealized foreign exchange	37	35
Below market leases	120	—
SRED expenditures	51	—
Other	5	1
Total deferred tax assets	51,087	43,200
Less: valuation allowance	(16,539)	(7,878)
Net deferred tax assets	34,548	35,322
F-39
	2020	2019
	in thousands
Deferred tax liabilities:
Intangible assets	(36,963)	(35,568)
Property and equipment depreciation	(5,928)	(3,867)
Unrealized foreign exchange	(33)	—
Capitalized expenses	(1,804)	(1,192)
Total deferred tax liabilities	(44,728)	(40,627)
Net deferred tax liabilities	$(10,180)	$(5,305)
The Company had federal and state net operating loss and tax credits as of the financial statement date as follows:
	Amount	Expiration Years
	in thousands
Net operating losses, federal (Post December 31, 2017)	$9,595	Indefinite
Net operating losses, federal (Pre January 1, 2018)	$12,096	2028 - 2037
Net operating losses, state	$4,764	Various
Net operating losses, foreign	$2,775	2035 - Indefinite
Tax credits, federal	$225	2037
Tax credits, foreign	$146	Various
ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is "more likely than not". In assessing the recoverability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and planning strategies in making this assessment. The Company has determined that it is more likely than not that a portion of the deferred tax assets will not be realized and has recorded a valuation allowance of $16.5 million and $7.9 million as of December 31, 2020 and 2019, respectively, against the deferred tax assets. If the Company’s assumptions change and we determine that we will be able to realize these deferred tax assets, the tax benefits related to any reversal of the valuation allowance on deferred tax assets as of December 31, 2020, will be accounted for as follows: $13.3 million will be recognized as a reduction of income tax expense and $3.2 million will be recorded as an increase in equity.
A reconciliation of our valuation allowance on deferred tax assets for the periods ended December 31, 2020 are as follows (in thousands):
Balance at beginning of period	$7,878
Additions to valuation allowance	8,661
Balance at end of period	$16,539
The Company files income tax returns in the U.S. federal jurisdiction, Colorado, various other state jurisdictions, Canada, Jordan, the United Kingdom, and Australia. The years open for audit vary depending on the tax jurisdiction. In the U.S., the Company's federal tax returns for the years before 2017 (year ended December 31, 2017) are no longer subject to audit. The net operating losses utilized during the open periods from select years prior to 2017 are subject to examination. The foreign jurisdictions statutes vary, but are generally 4 years from assessment of the return.
While management believes we have adequately provided for all tax positions, amounts asserted by taxing authorities could materially differ from our accrued positions as a result of uncertain and complex application of tax regulations. Additionally, the recognition and measurement of certain tax benefits includes estimates and judgment by management and inherently includes subjectivity. Accordingly, additional provision on federal, state and foreign tax-related matters could be recorded in the future as revised estimates are made or the underlying matters are settled or otherwise resolved. As of December 31, 2019 and 2020, there are no unrecognized benefits related to uncertain tax positions nor have we accrued any interest and penalties related to uncertain tax positions in the consolidated balance sheet or statement of operations. Penalties and interest, if incurred related to uncertain tax positions would be recorded as a portion of income tax expense in the year recognized.
The Company, through its foreign subsidiary Alnashmi Digital Marketing, LLC, provides exported technology services, the profits of which are exempt from income tax through December 31, 2025 according to the provisions of the article (9/A/4) of Regulation Number 106 of the 2016 Regulations. So long as the services are exported outside of Jordan, they originate in Jordan, and there are no other services within the exported services, the qualifications are met. The approximate dollar value of tax expense related to the tax holiday as of December 31, 2020 is $0.4 million.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law making several changes to the Internal Revenue Code. The changes include, but are not limited to: increasing the limitation on the amount of deductible interest expense, allowing companies to carry-back certain net operating losses, and increasing the amount of net operating loss carryforwards that corporations can use to offset taxable income.
The tax law changes in the CARES Act had an immaterial impact on the Company’s income tax provision during the year ended December 31, 2020. The Company elected to defer the payment of $3.5 million of payroll taxes under the CARES Act. Under this election $1.75 million will be payable on December 31, 2021, with the remainder payable on December 31, 2022.
For the years ended December 31, 2020 and 2019, the income tax benefit differs from the expected tax provision (benefit) computed by applying the U.S. federal statutory rate to income before taxes as a result of the following:
	2020		2019
	in thousands, except percent
Benefit for income taxes at U.S. statutory rate	$(13,353)	21.0%	$(23,053)	21.0%
Change in income tax resulting from:
State income benefit, net of federal benefit	(1,694)	2.66%	(2,100)	1.91%
Stock compensation	1,579	(2.48)%	6,155	(5.61)%
Nondeductible transaction costs	480	(0.76)%	104	(0.09)%
Change in deferred state tax rate	552	(0.87)%	(1,384)	1.26%
Foreign rate differential	(268)	0.42%	(284)	0.26%
Change in valuation allowance	8,661	(13.62)%	4,670	(4.25)%
Tax credits	(55)	0.09%	(136)	0.12%
Other	468	(0.75)%	(4)	0.07%
Income tax benefit	$(3,630)	5.69%	$(16,032)	14.67%